ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable were as follows at December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Accounts receivable	$3,418,263	$1,738,543
Allowance for doubtful accounts	—	—
Accounts Receivable, Net	$3,418,263	$1,738,543

The Company’s bad debt expense was zero in 2022 and there was bad debt expense related to accounts receivable of $76,046 in 2021.